Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 15, 2014
Registrant Name	dei_EntityRegistrantName	WORLD FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001396092
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Aug. 15, 2014
Toreador International Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee as a % of amount redeemed, (if applicable, for shares redeemed within 90 days of purchase) {negatedLabel}	rr_RedemptionFeeOverRedemption	(1.00%)
Advisory Fee	rr_ManagementFeesOverAssets	1.15%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.53%	[2]
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.53%)	[2]
Net Expenses	rr_NetExpensesOverAssets	2.00%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	203
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	941
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,701
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3.700
Toreador International Fund | Investor Shares | Predecessor Fund Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.63%
Since Inception	rr_AverageAnnualReturnSinceInception	26.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2012
Toreador International Fund | Investor Shares | Return After Taxes on Distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.63%
Since Inception	rr_AverageAnnualReturnSinceInception	26.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2012
Toreador International Fund | Investor Shares | Return After Taxes on Distribution and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.48%
Since Inception	rr_AverageAnnualReturnSinceInception	19.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2012
Toreador International Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee as a % of amount redeemed, (if applicable, for shares redeemed within 90 days of purchase) {negatedLabel}	rr_RedemptionFeeOverRedemption	(1.00%)
Advisory Fee	rr_ManagementFeesOverAssets	1.15%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.28%	[2]
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.53%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.75%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	867
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,508
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,472
Toreador International Fund | Institutional Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.90%
Since Inception	rr_AverageAnnualReturnSinceInception	26.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2012
Toreador International Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	2.00%	[1]
Redemption Fee as a % of amount redeemed, (if applicable, for shares redeemed within 90 days of purchase) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Advisory Fee	rr_ManagementFeesOverAssets	1.15%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.28%	[2]
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.53%)	[2]
Net Expenses	rr_NetExpensesOverAssets	2.75%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	478
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,054
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,347
Toreador International Fund | Class C Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.86%
Since Inception	rr_AverageAnnualReturnSinceInception	25.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2012
Toreador International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is capital appreciation.
Expense	rr_ExpenseHeading	Fees and Expenses
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 224.42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.442%
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a non-diversified portfolio consisting primarily of equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies located outside the United States.  This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. Equity securities consist of common stock, depositary receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks.

The foreign securities the Fund purchases may not always be purchased on the principal market.  For example, depositary receipts may be purchased if trading conditions make them more attractive than the underlying security.  Depositary  receipts  include  securities such as American  Depositary  Receipts ("ADRs"),  European  Depositary  Receipts ("EDRs"),  Global Depositary  Receipts ("GDRs") and Registered Depositary  Certificates ("RDCs").  ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that represent ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary.  GDRs and EDRs are securities that represent ownership interests in a security or pool of securities issued by a foreign or U.S. corporation.  Depositary receipts may be available through "sponsored" or "unsponsored" facilities.  A sponsored  facility is established jointly by the issuer of the security underlying the receipt and the depositary, whereas  an  unsponsored  facility  is  established  by the  depositary  without participation  by the issuer of the  underlying  security.  The market  value of depositary  receipts  is  dependent  on  the  market  value  of  the  underlying securities,  and  fluctuations  in the relative value of the currencies in which the depositary receipts and the underlying securities are quoted.

In addition to the equity  securities  described  above,  the Fund may also invest in shares of other registered  investment  companies,  such as closed-end investment  companies and  exchange-traded  funds ("ETFs").  ETFs, generally, are investment companies that seek to track the performance of a particular market index. These investment companies invest in securities that are consistent with the Fund's investment objective and strategies. By investing in other investment companies, the Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses.  Also, federal securities laws impose limits on such investments, which may affect the ability of the Fund to purchase or sell these shares.  Securities of other investment companies will be acquired by the Fund within the limits contained in the Investment Company Act of 1940, as amended (the "1940 Act").

In selecting securities for the Fund, Toreador Research & Trading, LLC  (the “Adviser”) emphasizes fundamental company-by-company analysis in conjunction with a broader analysis of specific sectors. When relevant, however, the Adviser may consider historical value measures, such as price/earnings ratios, operating profit margins and liquidation values. The primary factor in selecting securities for investment by the Fund will be the company's current price relative to its long-term earnings potential, or intrinsic value as determined using discounted cash flow analysis and other valuation techniques, whichever are appropriate. In addition, the Adviser will consider overall growth prospects, competitive positions in export markets, technologies, research and development, productivity, labor costs, raw material costs and sources, profit margins, returns on investment, capital resources, state regulation, management and other factors in comparison to other companies around the world which the Adviser believes are comparable. The Adviser, in selecting investments, will also consider macro-economic factors such as inflation and gross domestic product growth.

In determining which portfolio securities to sell, the Adviser considers the following: (1) if a security appreciates such that, as a total percentage of the Fund's portfolio, it becomes too large; (2) if the sector or security appears to be under-performing; (3) if the company’s management appears to be engaging in conduct not in the best interest of public shareholders; (4) if it is necessary to sell loss positions in order to reduce taxable gains to Fund shareholders reflected in earlier sales of positions with gains; and (5) if it is necessary to raise funds to cover redemptions.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Adviser will achieve the Fund's investment objective.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Market Risk – The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Foreign Investing – The Fund will invest in foreign securities. These investments may involve financial, economic or political risks that are not ordinarily associated with investments in U.S. securities. Therefore, the Fund's NAV may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, different regulatory standards, less liquidity and increased volatility, taxes and adverse social or political developments.

The Fund also invests in securities of companies that trade in emerging and developing markets. In addition to the typical risks that are associated with investing in foreign countries, companies in developing countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets.

Emerging and Developing Markets – The Fund's investments in emerging and developing countries involve the same risks that are associated with foreign investing in general. In addition to those risks, companies in such countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities that are traded on more developed markets.

Depositary Receipts – In addition to the risk of foreign investments applicable to the underlying securities, unsponsored depositary receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. depository, may not provide additional financial and other information to the depository or the investor, or that such information in the U.S. market may not be current.

Investment Companies and ETFs – The Fund may invest a portion of its assets in other investment companies, including ETFs. By investing in other investment companies, the Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the Fund to purchase or sell these shares.  Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which may result in a loss.

Non-Diversification Risk – The Fund operates as a non-diversified fund for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). This means that the Fund may invest a larger portion of its assets in a small number of securities. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these securities, and may experience increased volatility due to its investments in these securities.

Risk Lose Money	rr_RiskLoseMoney

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund began operations on October 1, 1998  as the Third Millennium Russia Fund (the "Russia Fund").  On October 10, 2012 the Russia Fund’s name and investment policies were changed and on December 27, 2012, shareholders approved the new investment advisory agreement between the Company, on behalf of the Fund, and the Adviser.  No performance information is presented for the fund under its prior investment policy.

The Fund was reorganized on August15, 2014 from a series of World Funds, Inc., a Maryland corporation (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”).  While the Fund is a continuation of the Predecessor Fund and would have invested in the same portfolio of securities, the Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

Bar Chart Heading	rr_BarChartHeading	Toreador International Fund Total Return Investor Shares Annual Returns Year-By-Year
Annual Return 2013	rr_AnnualReturn2013	25.63%
Bar Chart Closing	rr_BarChartClosingTextBlock	During the period shown, the highest quarterly return was 11.55% (quarter ended September 30, 2013) and the lowest quarterly return was 0.07% (quarter ended June 30, 2013).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.70%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns for Periods Ended December 31, 2013
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how average annual total returns of the Predecessor Fund’s classes compared to those of the Predecessor Fund’s benchmark.  The table also presents the impact of taxes on the Predecessor Fund’s Investor Class shares.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Toreador International Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.00%
Since Inception	rr_AverageAnnualReturnSinceInception	18.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2012
[1]	This deferred sales charge applies to Class C Shares sold within two years of purchase.
[2]	The Adviser has contractually agreed to reduce fees and reimburse expenses until January 31, 2016 in order to keep Net Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) from exceeding 2.00%,1.75% and 2.75% of the Fund's Investor Class, Institutional Class and C Class shares' average daily net assets, respectively. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid. The Adviser may recoup these amounts if such reimbursement does not cause the Fund to exceed existing expense limitations. This expense limitation agreement may be terminated by the Adviser or the Board of Trustees of the Trust at any time after January 31, 2016.